Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 91-1857900-003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2: Observable inputs other than Level 1 quoted prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable or corroborated by observable market data. Level 2 quoted prices are obtained from independent third-party brokers or dealers, including prices derived from model-based valuation techniques for which the significant assumptions are observable in the market or corroborated by observable market data.
Level 3: Unobservable inputs that are supported by little or no market activity. These inputs require significant management judgment and reflect the Plan’s estimation of assumptions that market participants would use in pricing the asset or liability.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments apply to investments held directly by the Plan. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Heritage Financial Corporation common stock: Valued based on its closing price as quoted on the Nasdaq National Market System. The Plan Sponsor common stock is determined to be a Level 1 investment.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the United States Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. These are determined to be Level 1 investments.
Money market accounts: Valued based on quoted prices in active markets and determined to be a Level 1 investment.
Stable value collective trust fund: The stable value collective trust fund is valued at the NAV of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner. The stable value collective trust fund seeks to provide investors with a moderate level of stable income without principal volatility.
The fair value of other financial instruments such as employer contributions receivable approximate their carrying value.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value on a recurring basis as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$115,378,465	$—	$—	$115,378,465
Heritage Financial Corporation common stock	5,526,911	—	—	5,526,911
Money market accounts	368,595	—	—	368,595
Total investments in the fair value hierarchy	121,273,971	—	—	121,273,971
Stable value collective trust fund (1)				3,570,103
Total investments at fair value	$121,273,971	$—	$—	$124,844,074

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$99,520,889	$—	$—	$99,520,889
Heritage Financial Corporation common stock	5,385,321	—	—	5,385,321
Money market accounts	233,450	—	—	233,450
Total investments in the fair value hierarchy	105,139,660	—	—	105,139,660
Stable value collective trust fund (1)				6,204,289
Total investments at fair value	$105,139,660	$—	$—	$111,343,949
(1) In accordance with FASB Accounting Codification Standards ("ASC") 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.